Equity Method and Other Investments - Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments, All Other Investments [Abstract]
Income (loss) from equity method investments	$ (17)	$ (18)	$ (45)